UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:12/31/04

Item 1.  Schedule of Investments.

IPO Plus Aftermarket Fund

PORTFOLIO OF INVESTMENTS
……………………………………………………………………………………………………………………………………
As of December 31, 2004 (Unaudited)

	Shares	Value
Common Stock 96.30%
Airlines 2.68%
Gol - Linhas Aereas Inteligentes S.A. *	10,000	$ 318,800
Republic Airways Holdings Inc. *	20,880	277,078
		595,878

Biomedical / Biotechnology 5.55%
Adeza Biomedical Corp. *	15,000	263,250
Genentech, Inc. *	11,000	598,840
PRA International *	15,000	371,700
		1,233,790

Chemicals 3.50%
Nalco Holding Co. *	21,000	409,920
Westlake Chemical Corp. *	11,000	367,400
		777,320

Coal 2.08%
Foundation Coal Holdings, Inc. *	20,000	461,200

Commercial Services 12.79%
Accenture Ltd., Class A *	20,000	540,000
Alliance Data Systems Corp. *	15,000	712,200
Coinmach Service Corp. *	15,000	205,500
Huron Consulting Group Inc. *	15,500	344,100
iPayment Holdings, Inc. *	16,600	822,032
Kanbay International Inc. *	7,000	219,100
		2,842,932

Computer Services / Technology 6.56%
Blackbaud, Inc. *	16,000	234,240
Cogent Inc. *	10,000	330,000
NAVTEQ Corp. *	15,000	695,400
Xyratex Ltd. *	12,000	197,760
		1,457,400

Defense 9.90%
Anteon International Corp. *	22,000	920,920
SRA International, Inc., Class A *	19,900	1,277,580
		2,198,500

E-Commerce 2.99%
HouseValues, Inc. *	16,000	240,320
Shopping.com Ltd. *	15,000	423,750
		664,070

Education 4.29%
Universal Technical Institute Inc. *	25,000	953,000

IPO Plus Aftermarket Fund

PORTFOLIO OF INVESTMENTS
……………………………………………………………………………………………………………………………………
As of December 31, 2004 (Unaudited) (Continued)

	Shares	Value
Financial / Investment Services 2.43%
Calamos Asset Management, Inc.	20,000	$ 540,000

Health-Instruments 4.35%
Alcon, Inc.	12,000	967,200

Home Furnishings 4.01%
Tempur-Pedic International Inc. *	42,000	890,400

Insurance 3.95%
Assurant, Inc.	15,500	473,525
KMG America Corp. *	15,000	165,000
Tower Group, Inc.	20,000	240,000
		878,525

Leisure 4.07%
DreamWorks Animation SKG, Inc. *	11,000	412,610
LIFE TIME FITNESS, Inc. *	19,000	491,720
		904,330

Oil/Gas 5.52%
Bill Barrett Corp. *	5,000	159,950
Hornbeck Offshore Services, Inc. *	19,100	368,630
Todco, Class A *	10,000	184,200
Whiting Petroleum Corp. *	17,000	514,250
		1,227,030

Real Estate & Real Estate Investment Trusts [REITs] - 4.58%
CB Richard Ellis Group, Inc. *	15,000	503,250
Spirit Finance Corp. *	20,000	253,000
U-Store-It Trust	15,000	260,250
		1,016,500

Retail 10.14%
Coach, Inc. *	14,000	789,600
Dick's Sporting Goods, Inc. *	15,000	527,250
New York & Co., Inc. *	6,000	99,120
PETCO Animal Supplies, Inc. *	10,000	394,800
Texas Roadhouse, Inc. *	15,000	443,250
		2,254,020

Semiconductors 1.67%
PortalPlayer Inc. *	15,000	370,200

Telecommunications 2.99%
Iowa Telecommunications Services Inc.	26,000	560,820
JAMDAT Mobile Inc. *	5,000	103,250
		664,070

IPO Plus Aftermarket Fund

PORTFOLIO OF INVESTMENTS
……………………………………………………………………………………………………………………………………
As of December 31, 2004 (Unaudited) (Continued)

	Shares	Value
Transportation Services 2.25%
Sirva Inc. *	26,000	$ 499,720

Total Common Stocks (Cost $16,023,774)		21,396,085

Short-Term Investments 3.87%
Regulated Investment Companies 3.87%
BNY Hamilton Money Fund, Hamilton Shares,
due 1/1/05 (Cost $859,020)	859,020	859,020

Total Investments 100.17%
(Cost $16,882,795)(a)		$ 22,255,105
Liabilities in Excess of Other Assets (Net) (0.17)%		(37,861)
Net Assets 100.00%		$ 22,217,244

(a) The cost for Federal income tax purposes was $16,888,902.

At December 31, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

- Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 532,660
- Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(166,457)
- Net unrealized appreciation		$ 5,366,203

* Non-income producing security.

ADR - American Depositary Receipt

Security Valuation - See Appendix A

APPENDIX A:

SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value as determined in good faith by the Board.

There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of December 31, 2004, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

2/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

2/25/05

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

2/25/05